Document And Entity Information	Jun. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2025
Entity Registrant Name	Solid Biosciences Inc.
Entity Central Index Key	0001707502
Entity Emerging Growth Company	false
Entity File Number	001-38360
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-0943402
Entity Address, Address Line One	500 Rutherford Avenue
Entity Address, City or Town	Charlestown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02129
City Area Code	(617)
Local Phone Number	337-4680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 par value per share
Trading Symbol	SLDB
Security Exchange Name	NASDAQ